Equity Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Summary of Company's Restricted Stock
The following is a summary of the status of the Company’s restricted shares, and changes therein during the twelve months ended December 31, 2021:

	December 31, 2021
	Number of Restricted Shares	Weighted Average Grant Date Fair Value
Nonvested at beginning of period	54,274	$20.90
Granted	39,139	19.17
Vested	(20,275)	20.35
Forfeited	(3,298)	19.74

Nonvested at end of period	69,840	20.14

The following is a summary of the status of the Company’s awarded restricted shares as of December 31, 2021:

At December 31, 2021
Date of Award	Shares	Remaining Expense	Remaining Vesting Period (Years)
March 20, 2017	1,198	$—	0.00
April 10, 2018	3,114	31	1.00
March 14, 2019	3,174	—	0.00
March 14, 2019	6,560	79	2.00
March 14, 2020	8,595	85	1.00
March 14, 2020	10,390	148	3.00
March 3, 2021	16,277	226	4.00
March 3, 2021	20,532	262	2.00

	69,840	$831	2.30